Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities
Schedule of lease liabilities

The lease liabilities rollforward are summarized as follows:

	Weighted average rate p.a.	December 31, 2024	Additions	Payments	Interest paid	Interest incurred	Disposals	Translation to presentation currency	December 31, 2025
Real estate	9.91%	8,480	3,252	(4,140)	(611)	619	(1,499)	516	6,617
Vehicles	18.47%	1,015	1,317	(690)	(218)	233	(108)	137	1,686
Total		9,495	4,569	(4,830)	(829)	852	(1,607)	653	8,303
Current		3,867							3,435
Non-current		5,628							4,868

	Weighted average rate p.a.	December 31, 2023	Additions	Payments	Interest paid	Interest incurred	Disposals	Translation to presentation currency	December 31, 2024
Real estate	6.78%	7,974	4,623	(3,455)	(513)	522	(35)	(636)	8,480
Vehicles	17.86%	1,301	918	(740)	(190)	190	(192)	(272)	1,015
Total		9,275	5,541	(4,195)	(703)	712	(227)	(908)	9,495
Current		3,690							3,867
Non-current		5,585							5,628